Consolidated Statements of Comprehensive Loss - USD ($) shares in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Expenses
Exploration	$ 70	$ 69
General and administrative	464	905
Depreciation	6	3
Other	(23)	0
Operating loss	517	977
Foreign exchange loss	135	43
Interest income	(25)	(24)
Interest expense	76	59
Loss from equity investee	13	48
Operating loss before income taxes	716	1,103
Income tax (recovery) expense	0	0
Net loss from continuing operations	716	1,103
Net loss from discontinued operations	0	153
Net loss	716	1,256
Foreign currency translation adjustment	(708)	(96)
Net loss and comprehensive loss	$ 8	$ 1,160
Net loss per common share
Basic and fully diluted - continuing operations	$ (0.00)	$ (0.01)
Basic and fully diluted - discontinued operations	$ (0.00)	$ (0.00)
Weighted average shares outstanding
Basic and fully diluted (000’s)	174,059	169,233
Total shares issued and outstanding (000’s)	174,284	172,803